Private Placement (Details) - Roth CH Acquisition IV Co. [Member] - Private Placement [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Private Placement (Details) [Line Items]
Units issued during the period shares (in Shares)	461,500	461,500
Unit price per share	$ 10	$ 10
Aggregate purchase price (in Dollars)	$ 4,615,000	$ 4,615,000
Number of shares per unit	$ 1	$ 1
Number of warrants per unit	$ 1	$ 1
Number of shares per warrant (in Shares)	1	1
Exercise price of warrant	$ 11.5	$ 11.5